Note 11 - Financial Instruments - Valuation of Financial Instruments (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets measured at fair value on a recurring basis	$ 1,760	$ 394
Liabilities measured at fair value on a recurring basis	4,491	3,335
Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value on a recurring basis
Liabilities measured at fair value on a recurring basis
Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value on a recurring basis	1,760	394
Liabilities measured at fair value on a recurring basis	46	3
Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value on a recurring basis
Liabilities measured at fair value on a recurring basis	$ 4,445	$ 3,332